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                              FRC -- LEGAL DEPT.

                                                             External Fee Funds

                        FRANK RUSSELL INVESTMENT COMPANY

                       SUPPLEMENT DATED JANUARY 18, 1996

                     TO THE PROSPECTUS DATED APRIL 1, 1995
                 (AS SUPPLEMENTED THROUGH DECEMBER 22, 1995)

Effective January 18, 1996, the Fixed Income II Fund will be managed by the following money managers.

                              FIXED INCOME II FUND

        BlackRock Financial Management, 345 Park Ave., 31st Floor, New York, NY 10154, a wholly-owned subsidiary of PNC Bank.

        Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

        STW Fixed Income Management Ltd., Trinity Hall, 43 Cedar Avenue, Hamilton HM LX, Bermuda, is a Bermuda exempted company. William H. Williams III is the sole shareholder.


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                              FRC -- LEGAL DEPT.

                                                             Internal Fee Funds

                        FRANK RUSSELL INVESTMENT COMPANY

                       SUPPLEMENT DATED JANUARY 18, 1996

                     TO THE PROSPECTUS DATED APRIL 1, 1995
                  (AS SUPPLEMENTED THROUGH DECEMBER 22, 1995)

Effective January 18, 1996, the Volatility Constrained Bond Fund will be managed by the following money managers.

                        VOLATILITY CONSTRAINED BOND FUND

        BlackRock Financial Management, 345 Park Ave., 31st Floor, New York, NY 10154, a wholly-owned subsidiary of PNC Bank.

        Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

        STW Fixed Income Management Ltd., Trinity Hall, 43 Cedar Avenue, Hamilton HM LX, Bermuda, is a Bermuda exempted company. William H. Williams III is the sole shareholder.




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